INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
8.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	85,429,622	80,712,251
Work-in-progress	161,793,585	92,719,649
Finished goods	550,852,122	354,530,478
Total	798,075,329	527,962,378

Write-down of the carrying amount of inventory to its estimated market value was RMB29,602,473, RMB201,662,101 and RMB332,337,477 for the years ended December 31, 2010, 2011 and 2012, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventories are pledged as collateral for the Group's borrowings (Note 17).